Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,928,474	$ 4,308,821
Prepaid expenses	234,551	242,853
Deferred offering costs	757,646
Receivable from related parties	152,524	44,805
Total current assets	3,073,195	4,596,479
Prepaid expenses, long-term		184,934
Property and equipment, net	11,502	15,667
Deposit		15,000
Total assets	3,084,697	4,812,080
Current liabilities
Accounts payable	582,605	68,668
Accrued expenses	1,055,515
Total current liabilities	1,638,120	68,668
Deferred rent		9,642
Total liabilities	1,638,120	78,310
Commitments and Contingencies (see Note 7)
Stockholders’ equity
Preferred stock, $0.00001 par value, 10,000,000 and 1,150,000 shares authorized at December 31, 2021 and 2020, respectively;
Series Seed: 1,150,000 shares designated; 1,146,138 shares issued and outstanding at December 31, 2021 and December 31, 2020; $15.4 million and $7.8 million aggregate liquidation preference of Series Seed cumulative preferred stock at December 31, 2021 and December 31, 2020, respectively	11	11
Common stock, $0.00001 par value, 250,000,000 and 2,300,000 shares authorized at December 31, 2021 and 2020, respectively; 3,200,000 shares outstanding at December 31, 2021 and 2020	32	32
Additional paid-in-capital	7,403,204	7,273,063
Accumulated deficit	(5,956,670)	(2,539,336)
Total stockholders’ equity	1,446,577	4,733,770
Total liabilities and stockholders’ equity	$ 3,084,697	$ 4,812,080